Quarterly Holdings Report
for

Fidelity® Mega Cap Stock Fund

September 30, 2020

GII-QTLY-1120
1.808770.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	326,676	$19,433,955
Entertainment - 6.0%
Activision Blizzard, Inc.	112,841	9,134,479
Electronic Arts, Inc. (a)	57,957	7,558,172
Nintendo Co. Ltd. ADR (b)	119,500	8,472,550
The Walt Disney Co.	200,599	24,890,324
Vivendi SA	594,099	16,592,518
		66,648,043
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A (a)	3,200	4,689,920
Class C (a)	3,000	4,408,800
		9,098,720
Media - 2.7%
Comcast Corp. Class A	644,287	29,804,717

TOTAL COMMUNICATION SERVICES		124,985,435

CONSUMER DISCRETIONARY - 5.9%
Automobiles - 0.4%
General Motors Co.	136,300	4,033,117
Hotels, Restaurants & Leisure - 0.0%
Marriott International, Inc. Class A	2,400	222,192
Household Durables - 1.6%
D.R. Horton, Inc.	63,500	4,802,505
Lennar Corp. Class A	59,200	4,835,456
Sony Corp. sponsored ADR (b)	100,600	7,721,050
		17,359,011
Internet & Direct Marketing Retail - 1.1%
The Booking Holdings, Inc. (a)	7,393	12,647,057
Specialty Retail - 2.8%
Lowe's Companies, Inc.	131,911	21,878,758
The Home Depot, Inc.	34,944	9,704,298
		31,583,056

TOTAL CONSUMER DISCRETIONARY		65,844,433

CONSUMER STAPLES - 5.0%
Beverages - 2.3%
Anheuser-Busch InBev SA NV ADR (b)	126,407	6,810,809
Diageo PLC	293,632	10,085,882
Keurig Dr. Pepper, Inc. (b)	221,600	6,116,160
The Coca-Cola Co.	59,500	2,937,515
		25,950,366
Food & Staples Retailing - 1.1%
Sysco Corp.	185,899	11,566,636
Food Products - 1.6%
JDE Peet's BV	140,500	5,721,046
Nestle SA sponsored ADR	101,351	12,086,614
		17,807,660

TOTAL CONSUMER STAPLES		55,324,662

ENERGY - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
Canadian Natural Resources Ltd.	317,600	5,084,776
Cenovus Energy, Inc. (Canada)	1,485,524	5,790,146
Equinor ASA sponsored ADR	536,780	7,547,127
Exxon Mobil Corp.	861,987	29,592,014
Hess Corp.	350,316	14,338,434
Phillips 66 Co.	12,000	622,080
Royal Dutch Shell PLC Class B sponsored ADR	286,200	6,931,764
Total SA sponsored ADR	332,555	11,406,637
		81,312,978
FINANCIALS - 13.8%
Banks - 11.7%
Bank of America Corp.	1,872,561	45,109,994
JPMorgan Chase & Co.	409,530	39,425,453
PNC Financial Services Group, Inc.	67,331	7,400,350
U.S. Bancorp	201,612	7,227,790
Wells Fargo & Co.	1,351,821	31,781,312
		130,944,899
Capital Markets - 0.1%
Charles Schwab Corp.	34,600	1,253,558
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	104,600	22,273,524

TOTAL FINANCIALS		154,471,981

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 2.7%
Becton, Dickinson & Co.	28,450	6,619,746
Boston Scientific Corp. (a)	318,924	12,186,086
Medtronic PLC	106,696	11,087,848
		29,893,680
Health Care Providers & Services - 2.9%
Cigna Corp.	48,962	8,294,652
UnitedHealth Group, Inc.	78,598	24,504,498
		32,799,150
Pharmaceuticals - 9.6%
Bayer AG	260,118	16,047,651
Bristol-Myers Squibb Co.	384,699	23,193,503
GlaxoSmithKline PLC sponsored ADR	406,733	15,309,430
Johnson & Johnson	244,013	36,328,655
Roche Holding AG (participation certificate)	14,528	4,976,429
Sanofi SA sponsored ADR	221,973	11,136,385
		106,992,053

TOTAL HEALTH CARE		169,684,883

INDUSTRIALS - 13.2%
Aerospace & Defense - 2.4%
Airbus Group NV	11,300	819,540
General Dynamics Corp.	27,400	3,792,982
Northrop Grumman Corp.	33,900	10,695,111
Raytheon Technologies Corp.	122,430	7,044,622
The Boeing Co.	27,100	4,478,546
		26,830,801
Air Freight & Logistics - 2.7%
United Parcel Service, Inc. Class B	183,679	30,606,432
Electrical Equipment - 0.8%
Rockwell Automation, Inc.	39,700	8,760,996
Industrial Conglomerates - 5.2%
General Electric Co.	7,600,339	47,350,112
Siemens AG sponsored ADR	151,779	10,571,407
		57,921,519
Machinery - 2.1%
Caterpillar, Inc.	80,800	12,051,320
Deere & Co.	49,700	11,015,011
		23,066,331

TOTAL INDUSTRIALS		147,186,079

INFORMATION TECHNOLOGY - 21.6%
IT Services - 3.1%
MasterCard, Inc. Class A	14,352	4,853,416
Visa, Inc. Class A	146,388	29,273,208
		34,126,624
Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.	149,274	8,874,339
ASML Holding NV	6,136	2,265,841
Intel Corp.	133,500	6,912,630
Lam Research Corp.	20,800	6,900,400
Qualcomm, Inc.	158,516	18,654,163
		43,607,373
Software - 8.9%
Microsoft Corp.	422,866	88,941,409
SAP SE sponsored ADR	66,505	10,362,144
		99,303,553
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	536,032	62,077,866
Samsung Electronics Co. Ltd.	43,510	2,171,526
		64,249,392

TOTAL INFORMATION TECHNOLOGY		241,286,942

MATERIALS - 5.7%
Chemicals - 2.2%
DuPont de Nemours, Inc.	235,728	13,078,189
Linde PLC	23,000	5,476,990
LyondellBasell Industries NV Class A	77,200	5,441,828
		23,997,007
Metals & Mining - 3.5%
Anglo American PLC (United Kingdom)	112,300	2,718,152
BHP Billiton Ltd. sponsored ADR (b)	419,270	21,680,452
Freeport-McMoRan, Inc.	759,000	11,870,760
Southern Copper Corp.	62,500	2,829,375
		39,098,739

TOTAL MATERIALS		63,095,746

UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	156,900	5,610,744
Southern Co.	14,700	797,034
		6,407,778
TOTAL COMMON STOCKS
(Cost $890,352,347)		1,109,600,917

Other - 0.4%
Other - 0.4%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	7,127,346	554,764
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(e)	6,161,487	4,004,967
TOTAL OTHER
(Cost $9,248,769)		4,559,731

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.10% (f)	1,770,471	1,770,825
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	43,406,582	43,410,923
TOTAL MONEY MARKET FUNDS
(Cost $45,181,748)		45,181,748
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $944,782,864)		1,159,342,396
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(43,605,009)
NET ASSETS - 100%		$1,115,737,387

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,559,731 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,087,283
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$6,161,487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,221
Fidelity Securities Lending Cash Central Fund	17,937
Total	$21,158

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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